CASH AND CASH EQUIVALENTS AND TIME DEPOSITS WITH MATURITY OVER THREE MONTHS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS AND TIME DEPOSITS WITH MATURITY OVER THREE MONTHS [abstract]
Disclosure of cash and cash equivalents and time deposits with maturity over three months
21.	CASH AND CASH EQUIVALENTS AND TIME DEPOSITS WITH MATURITY OVER THREE MONTHS

The Group's cash and cash equivalents mainly consist of current deposits and time deposits with maturity within seven days. The bank balances are deposited with creditworthy banks.

The weighted average effective interest rates of the Group's bank deposits were 2.83% per annum for the year ended December 31, 2018 (2017: 2.23% per annum, 2016: 2.95% per annum).